UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.):  |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature, Place and Date of Signing:


/s/ Winthrop Knowlton            New York, New York             November 7, 2002
---------------------            ------------------             ----------------
(Signature)                      (City, State)                  (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

_____________                   _______________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   88
Form 13F Information Table Value Total:   $58,576
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
---     --------------------            ----
1       28-5342                         Knowlton, Christopher
2.      28-5318                         Knowlton, Stanley
3       28-5344                         Knowlton, Winthrop
4       28-2649                         Lee, Dwight E.

                                                                        Investment Discretion                    Voting Authority

                                                  Value                        Shared     Shared
Issuer                    Class        CUSIP     (000's)   Shares     Sole     defined     other     Managers     Sole     Shared
------                    -----      ---------   -------   ------     ----     -------    ------    ----------    ----     ------
AES Corp.                  COM       00130H105     1219    485841                            X      1, 2, 3                   X

AES Corp.                  COM       00130H105      237     94600                            X      1, 2, 3, 4                X

Alloy Online               COM        19855105     1451    174565                            X      1, 2, 3                   X

Amgen                      COM       00130H105      352      8450                            X      1, 2, 3                   X

Amgen                      COM       00130H105      121      2900                            X      1, 2, 3, 4                X

Biogen                     COM        90597105      240      8200                            X      1, 2, 3                   X

Biosite Diagnostic         COM        90945106      435     15000                            X      1, 2, 3, 4                X

Celgene                    COM       151020104      640     32000                            X      1, 2, 3, 4                X

Celgene                    COM       151020104      384     19200                            X      1, 2, 3                   X

Cell Genesys               COM       150921104      184     15300                            X      1, 2, 3                   X

Cognex Corp.               COM       192422103      911     65503                            X      1, 2, 3                   X

Cognex Corp.               COM       192422103      199     14300                            X      1, 2, 3                   X

Cognex Corp.               COM       192422103      369     26500                            X      1, 2, 3, 4                X

Cognizant Tech Solutions   COM       192446102      708     12319                            X      1, 2, 3                   X

Cognizant Tech Solutions   COM       192446102      648     11280                            X      1, 2, 3                   X

Eclipsys                   COM       278856109      363     71400                            X      1, 2, 3                   X

Eclipsys                   COM       278856109      534    105100                            X      1, 2, 3, 4                X

Eclipsys                   COM       278856109     1566    308198                            X      1, 2, 3                   X

Electronics for Imaging    COM       286082102      911     61091                            X      1, 2, 3                   X

E-Trade Group              COM       269246104      176     39622                            X      1, 2, 3, 4                X

Exult                      COM       302284104      853    289135                            X      1, 2, 3                   X

Exult                      COM       302284104      411    139200                            X      1, 2, 3, 4                X

Exult                      COM       302284104      488    165400                            X      1, 2, 3                   X

Flextronics                COM       Y2573F102     2360    338467                            X      1, 2, 3                   X

                                                                     Investment Discretion                       Voting Authority

                                                  Value                        Shared     Shared
Issuer                    Class        CUSIP     (000's)   Shares     Sole     defined     other     Managers     Sole     Shared
------                    -----      ---------   -------   ------     ----     -------    ------    ----------    ----     ------
Flextronics                COM       Y2573F102      722    103600                            X      1, 2, 3                   X

Flextronics                COM       Y2573F102      600     86100                            X      1, 2, 3, 4                X

Gentex                     COM       371901109     1195     43951                            X      1, 2, 3                   X

Gentex                     COM       371901109      468     17200                            X      1, 2, 3                   X

Hollis Eden                COM       435902101     2445    566014                            X      1, 2, 3                   X

Hollis Eden                COM       435902101      320     74000                            X      1, 2, 3                   X

Human Genome Sciences      COM       444903108      376     31200                            X      1, 2, 3                   X

Human Genome Sciences      COM       444903108      219     18200                            X      1, 2, 3, 4                X

Idexx Laboratories Corp.   COM         4518D104     484     15648                            X      1, 2, 3, 4                X

IDX Systems                COM       449491109     1457    117444                            X      1, 2, 3                   X

IDX Systems                COM       449491109      496     40000                            X      1, 2, 3, 4                X

Imanage                    COM       45245Y105      413    201463                            X      1, 2, 3                   X

I-Many                     COM       44973Q103      194     96800                            X      1, 2, 3, 4                X

Impath                     COM       45255G101      855     66215                            X      1, 2, 3                   X

Impath                     COM       45255G101      321     24900                            X      1, 2, 3, 4                X

Impath                     COM       45255G101      261     20200                            X      1, 2, 3                   X

IMS Health                 COM       449934108      250     16700                            X      1, 2, 3, 4                X

IMS Health                 COM       449934108      545     36400                            X      1, 2, 3                   X

Invision Technologies      COM       461851107      515     16100                            X      1, 2, 3, 4                X

Jabil Circuit              COM       466313103      539     36462                            X      1, 2, 3, 4                X

Jabil Circuit              COM       466313103      881     59603                            X      1, 2, 3                   X

Jabil Circuit              COM       466313103      413     27975                            X      1, 2, 3                   X

Jupitermedia               COM       48207D101      570    300000                            X      1, 2, 3, 4                X

Jupitermedia               COM       48207D101      367    193100                            X      1, 2, 3                   X

                                                                     Investment Discretion                       Voting Authority

                                                  Value                        Shared     Shared
Issuer                    Class        CUSIP     (000's)   Shares     Sole     defined     other     Managers     Sole     Shared
------                    -----      ---------   -------   ------     ----     -------    ------    ----------    ----     ------
Liberty Media              COM       530718105      762    106166                            X      1, 2, 3, 4                X

Mortek Biosciences         COM       572901106      424     25862                            X      1, 2, 3                   X

Mercury Computer           COM        589378108     223      9450                            X      1, 2, 3, 4                X

Netwolves                  COM       64120V102      123    112047                            X      1, 2, 3                   X

Network Associates         COM       640938106     2366    222567                            X      1, 2, 3                   X

Network Associates         COM       640938106      625     58763                            X      1, 2, 3, 4                X

Network Associates         COM       640938106      688     64685                            X      1, 2, 3                   X

Oak Technology             COM       671802106      369    115940                            X      1, 2, 3                   X

Oak Technology             COM       671802106       80     25150                            X      1, 2, 3, 4                X

Pinnacle Systems           COM       723481107      350     32392                            X      1, 2, 3                   X

Pinnacle Systems           COM       723481107     1388    128539                            X      1, 2, 3                   X

Polycom                    COM       73172K104      243     35800                            X      1, 2, 3                   X

Polycom                    COM       73172K104      423     62308                            X      1, 2, 3                   X

QRS                        COM       74726X105     1370    206591                            X      1, 2, 3                   X

QRS                        COM       74726X105      194     29300                            X      1, 2, 3                   X

Solectron                  COM       834182107      897    403918                            X      1, 2, 3                   X

Solectron                  COM       834182107      324    153600                            X      1, 2, 3                   X

Solectron                  COM       834182107      317    150000                            X      1, 2, 3, 4                X

Synopsys                   COM       871607107     2670     48716                            X      1, 2, 3                   X

Synopsys                   COM       871607107      458      8350                            X      1, 2, 3                   X

Synopsys                   COM       871607107      621     11337                            X      1, 2, 3, 4                X

TALK                       COM       874918105     2800    212571                            X      1, 2, 3                   X

TALK                       COM       874918105      498     37780                            X      1, 2, 3, 4                X

TALK                       COM       874918105      527     40000                            X      1, 2, 3                   X

                                                                     Investment Discretion                       Voting Authority

                                                  Value                        Shared     Shared
Issuer                    Class        CUSIP     (000's)   Shares     Sole     defined     other     Managers     Sole     Shared
------                    -----      ---------   -------   ------     ----     -------    ------    ----------    ----     ------
Thoratec                   COM       885175307      542     60300                            X      1, 2, 3                   X

Thoratec                   COM       885175307     2964    329650                            X      1, 2, 3                   X

Thoratec                   COM       885175307      519     57730                            X      1, 2, 3, 4                X

TRC Cos                    COM       872625108     1512     88182                            X      1, 2, 3                   X

TRC Cos                    COM       872625108      427     24885                            X      1, 2, 3                   X

TRC Cos                    COM       872625108      259     15097                            X      1, 2, 3, 4                X

Tripos                     COM       896928108      417     53151                            X      1, 2, 3                   X

Tripos                     COM       896928108      154     19600                            X      1, 2, 3                   X

Verisign                   COM       92343E102      201     39800                            X      1, 2, 3, 4                X

Verisign                   COM       92343E102      398     78863                            X      1, 2, 3                   X

Verisity                   COM       M97385112      303     25364                            X      1, 2, 3, 4                X

Verisity                   COM       M97385112      372     31150                            X      1, 2, 3                   X

Verisity                   COM       M97385112      406     33987                            X      1, 2, 3                   X

Vertex Pharmaceuticals     COM       92532F100      337     18200                            X      1, 2, 3                   X

Xilinx Inc.                COM       983919101      179     11300                            X      1, 2, 3, 4                X

Xilinx Inc.                COM       983919101      180     11392                            X      1, 2, 3                   X

TOTAL                                             58576


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